Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax benefit (expense):
Current income tax benefit (expense)	$ (2)	$ (12)
Deferred income tax benefit (expense)	(112)	(51)
Total income tax benefit (expense) included in other comprehensive income (loss)	(114)	(63)
Deferred income tax benefit (expense)	(1)	9
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ (115)	$ (54)